Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from (to) related party	$ 1,473	$ 2,048
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	$ 0	$ 64